[USAA                         USAA MUTUAL FUNDS TRUST
EAGLE      (AGGRESSIVE GROWTH FUND, GROWTH FUND, GROWTH & INCOME FUND,
LOGO (R)]     INCOME STOCK FUND, INCOME FUND, SHORT-TERM BOND FUND,
                  MONEY MARKET FUND, SCIENCE & TECHNOLOGY FUND,
        FIRST START GROWTH FUND, INTERMEDIATE-TERM BOND FUND, HIGH-YIELD
                   OPPORTUNITIES FUND, SMALL CAP STOCK FUND,
                      CAPITAL GROWTH FUND, AND VALUE FUND)
                       SUPPLEMENT DATED SEPTEMBER 13, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 2006
                             AS AMENDED AND RESTATED
                                  MARCH 1, 2007
                         AND SUPPLEMENTED MARCH 15, 2007
                                AND JULY 9, 2007

                             USAA MUTUAL FUNDS TRUST
                (S&P 500 INDEX FUND, EXTENDED MARKET INDEX FUND,
             NASDAQ-100 INDEX FUND, AND TOTAL RETURN STRATEGY FUND)
                       SUPPLEMENT DATED SEPTEMBER 13, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2007

                             USAA MUTUAL FUNDS TRUST
         (TAX EXEMPT LONG-TERM FUND, TAX EXEMPT INTERMEDIATE-TERM FUND,
          TAX EXEMPT SHORT-TERM FUND, AND TAX EXEMPT MONEY MARKET FUND)
                       SUPPLEMENT DATED SEPTEMBER 13, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2007

                             USAA MUTUAL FUNDS TRUST
             (CALIFORNIA BOND FUND AND CALIFORNIA MONEY MARKET FUND)
                       SUPPLEMENT DATED SEPTEMBER 13, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2007

                             USAA MUTUAL FUNDS TRUST
               (NEW YORK BOND FUND AND NEW YORK MONEY MARKET FUND)
                       SUPPLEMENT DATED SEPTEMBER 13, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2007

                             USAA MUTUAL FUNDS TRUST
               (VIRGINIA BOND FUND AND VIRGINIA MONEY MARKET FUND)
                       SUPPLEMENT DATED SEPTEMBER 13, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2007

                             USAA MUTUAL FUNDS TRUST
      (FLORIDA TAX-FEE INCOME FUND AND FLORIDA TAX-FREE MONEY MARKET FUND)
                       SUPPLEMENT DATED SEPTEMBER 13, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2007



James L. Love has resigned as Assistant Secretary of the Funds.


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